Maximum exposure to credit risk - assets at fair value (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Financial Assets At Fair Value [Member]
Credit enhancements
Loan commitments and forward starting reverse repurchase agreements classified as derivatives		$ 0	$ 0
Total financial assets measured at fair value | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		267,100	216,700
Collateral
Cash collateral received		0	100
Collateralized by securities		43,600	37,400
Secured by real estate		0	0
Other collateral		0	100
Credit enhancements
Netting		138,400	107,400
Credit derivative contracts		0	0
Guarantees		0	0
Exposure to credit risk after collateral and credit enhancements		85,100	71,700
Financial assets at fair value held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[1],[2]	24,600	21,900
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[1],[2]	24,600	21,900
Derivative financial instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[3],[4]	159,600	121,800
Collateral
Collateralized by securities	[3],[4]	6,000	3,300
Credit enhancements
Netting	[3],[4]	138,400	107,400
Exposure to credit risk after collateral and credit enhancements	[3],[4]	15,200	11,100
Brokerage receivables | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		24,700	18,000
Collateral
Collateralized by securities		24,400	17,800
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		300	200
Financial assets at fair value not held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[5]	58,200	55,000
Collateral
Cash collateral received	[5]		100
Collateralized by securities	[5]	13,200	16,300
Other collateral	[5]		100
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[5]	45,000	38,600
Guarantees | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[6]	500	1,000
Collateral
Other collateral	[6]	100
Credit enhancements
Guarantees	[6]	300	300
Exposure to credit risk after collateral and credit enhancements	[6]	0	700
Loan commitments
Credit enhancements
Notional amounts of derivatives		9,400	6,300
Forward starting reverse repurchase agreements
Credit enhancements
Notional amounts of derivatives		21,900	20,300
UBS AG | Financial Assets At Fair Value [Member]
Credit enhancements
Loan commitments and forward starting reverse repurchase agreements classified as derivatives		0	0
UBS AG | Total financial assets measured at fair value | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		267,200	216,800
Collateral
Cash collateral received		0	100
Collateralized by securities		43,600	37,400
Secured by real estate		0	0
Other collateral		0	100
Credit enhancements
Netting		138,400	107,400
Credit derivative contracts		0	0
Guarantees		0	0
Exposure to credit risk after collateral and credit enhancements		85,200	71,900
UBS AG | Financial assets at fair value held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[1],[2]	24,700	22,000
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[1],[2]	24,700	22,000
UBS AG | Derivative financial instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[3],[4]	159,600	121,800
Collateral
Collateralized by securities	[3],[4]	6,000	3,300
Credit enhancements
Netting	[3],[4]	138,400	107,400
Exposure to credit risk after collateral and credit enhancements	[3],[4]	15,200	11,100
UBS AG | Brokerage receivables | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk		24,700	18,000
Collateral
Cash collateral received			0
Collateralized by securities		24,400	17,800
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		300	200
UBS AG | Financial assets at fair value not held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[5]	58,200	55,000
Collateral
Cash collateral received	[5]		100
Collateralized by securities	[5]	13,200	16,300
Other collateral	[5]		100
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[5]	45,000	38,600
UBS AG | Guarantees | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	[6]	500	1,000
Collateral
Other collateral	[6]	100
Credit enhancements
Guarantees	[6]	300	300
Exposure to credit risk after collateral and credit enhancements	[6]	0	700
UBS AG | Loan commitments
Credit enhancements
Notional amounts of derivatives		9,400	6,300
UBS AG | Forward starting reverse repurchase agreements
Credit enhancements
Notional amounts of derivatives		$ 21,900	$ 20,300

[1]	Does not include investment fund units.
[2]	These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered
[3]
Includes USD 0 million (31 December 2019: USD 0 million) fair values of loan commitments and forward starting reverse repurchase agreements classified as derivatives. The full contractual committed amount of forward starting reverse repurchase agreements (generally highly collateralized) of USD 21.9 billion (31 December 2019: USD 20.3 billion) and derivative loan commitments (generally unsecured) of USD 9.4 billion (31 December 2019: USD 6.3 billion) is presented in Note 10 under notional amounts.

[4]	The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 22 for more information.
[5]	Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements.
[6]	The amount shown in the “Guarantees” column largely relates to sub-participations.